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C000240250
Account Value [Line Items]
Line Graph and Table Measure Name																									Class A with Maximum Sales Charge
Accumulated Value	$ 10,000		$ 9,826		$ 10,015		$ 9,598		$ 9,409		$ 9,153		$ 10,205		$ 10,650		$ 10,261		$ 10,688		$ 10,982		$ 10,659			$ 10,830		$ 11,550		$ 11,569		$ 11,957		$ 11,920		$ 11,550		$ 11,247		$ 10,700		$ 10,836		$ 10,251		$ 10,349		$ 11,168		$ 11,451		$ 12,016		$ 11,256		$ 11,773		$ 12,270		$ 12,455		$ 12,933		$ 12,618
C000240251
Account Value [Line Items]
Line Graph and Table Measure Name																									Class C
Accumulated Value	10,000		10,370		10,560		10,110		9,910		9,630		10,730		11,190		10,770		11,220		11,520		11,170			11,340		12,090		12,100		12,500		12,450		12,070		11,740		11,162		11,296		10,678		10,771		11,626		11,904		12,491		11,688		12,223		12,728		12,913		13,397		13,059
C000240252
Account Value [Line Items]
Line Graph and Table Measure Name																									Class I
Accumulated Value	1,000,000		1,037,000						994,000						1,125,349						1,162,394							1,222,466						1,261,512						1,133,610						1,096,510						1,274,796						1,302,621						1,339,272
C000240249
Account Value [Line Items]
Line Graph and Table Measure Name																									Class R6
Accumulated Value	5,000,000		5,185,000		5,285,000		5,065,000		4,970,000		4,835,000		5,390,000		5,626,797		5,421,549		5,651,827		5,807,014		5,636,809			5,726,918		6,112,383		6,122,395		6,327,643		6,307,619		6,117,389		5,957,196		5,668,101		5,745,393		5,436,224		5,487,752		5,920,589		6,075,174		6,374,037		5,972,117		6,250,370		6,513,163		6,611,067		6,868,708		6,702,065
C000146359
Account Value [Line Items]
Line Graph and Table Measure Name																									Class A with Maximum Sales Charge
Accumulated Value		$ 10,000		$ 9,626		$ 9,583		$ 9,736		$ 9,877		$ 9,943		$ 9,971		$ 10,080		$ 10,142		$ 10,188		$ 10,220		$ 10,238			$ 10,279		$ 10,336		$ 10,373		$ 10,394		$ 10,436		$ 10,469		$ 10,507		$ 10,533		$ 10,539		$ 10,552		$ 10,583		$ 10,580		$ 10,608		$ 10,619		$ 10,604		$ 10,615		$ 10,612		$ 10,632		$ 10,635		$ 10,685	$ 10,707	$ 10,716	$ 10,681	$ 10,675	$ 10,621	$ 10,804	$ 10,899	$ 10,966	$ 11,033	$ 11,064	$ 11,117	$ 11,153	$ 11,181	$ 11,208	$ 11,250	$ 11,283	$ 11,339	$ 11,410	$ 11,377	$ 10,291	$ 10,557	$ 10,742	$ 10,960	$ 11,090	$ 11,223	$ 11,255	$ 11,340	$ 11,636	$ 11,776	$ 11,889	$ 11,969	$ 12,038	$ 12,085	$ 12,128	$ 12,167	$ 12,187	$ 12,201	$ 12,234	$ 12,213	$ 12,150	$ 12,202	$ 12,104	$ 11,993	$ 11,880	$ 11,776	$ 11,762	$ 11,509	$ 11,717	$ 11,673	$ 11,465	$ 11,478	$ 11,685	$ 11,728	$ 12,033	$ 11,974	$ 12,023	$ 12,030	$ 12,023	$ 12,115	$ 12,193	$ 12,221	$ 12,147	$ 12,071	$ 12,424	$ 12,716	$ 12,815	$ 12,783	$ 12,912	$ 12,809	$ 12,966	$ 13,043	$ 13,265	$ 13,442	$ 13,591	$ 13,428	$ 13,567	$ 13,511	$ 13,631	$ 13,814	$ 13,785	$ 13,839	$ 13,915	$ 14,093	$ 14,132	$ 14,293	$ 14,398	$ 14,443	$ 14,537	$ 14,584
C000146360
Account Value [Line Items]
Line Graph and Table Measure Name																									Class C
Accumulated Value		10,000		9,943		9,886		10,044		10,183		10,237		10,266		10,372		10,430		10,471		10,498		10,510			10,546		10,590		10,627		10,641		10,675		10,703		10,741		10,761		10,755		10,760		10,787		10,777		10,800		10,804		10,790		10,787		10,777		10,791		10,781		10,825	10,839	10,850	10,807	10,787	10,726	10,912	11,001	11,062	11,115	11,139	11,185	11,222	11,243	11,264	11,298	11,324	11,373	11,430	11,397	10,303	10,555	10,734	10,952	11,075	11,201	11,226	11,303	11,592	11,723	11,828	11,901	11,962	12,001	12,036	12,067	12,079	12,085	12,111	12,082	12,013	12,048	11,952	11,835	11,717	11,607	11,586	11,330	11,528	11,477	11,266	11,271	11,467	11,503	11,794	11,730	11,770	11,770	11,747	11,838	11,907	11,926	11,847	11,766	12,102	12,379	12,467	12,429	12,546	12,430	12,583	12,650	12,857	13,020	13,156	12,990	13,117	13,055	13,162	13,331	13,295	13,339	13,403	13,566	13,595	13,742	13,833	13,869	13,950	14,200
C000146362
Account Value [Line Items]
Line Graph and Table Measure Name																									Class I
Accumulated Value		1,000,000		995,308		991,136		1,007,370		1,022,391		1,028,990		1,032,946		1,044,642		1,051,495		1,056,686		1,060,444		1,062,714			1,067,349		1,072,947		1,077,830		1,080,446		1,084,438		1,089,083		1,093,561		1,096,816		1,098,008		1,098,986		1,102,527		1,103,224		1,105,627		1,107,778		1,106,449		1,107,790		1,107,696		1,110,069		1,110,561		1,116,060	1,118,607	1,119,767	1,116,349	1,115,913	1,110,386	1,129,858	1,140,773	1,147,355	1,154,761	1,158,236	1,164,004	1,168,072	1,171,190	1,174,255	1,178,961	1,182,653	1,188,748	1,196,476	1,193,261	1,079,241	1,107,450	1,127,166	1,150,277	1,165,040	1,178,484	1,182,852	1,191,239	1,223,556	1,237,681	1,249,880	1,258,560	1,266,123	1,271,251	1,276,083	1,280,420	1,282,802	1,284,520	1,288,287	1,286,315	1,279,960	1,284,853	1,275,658	1,264,106	1,252,493	1,241,721	1,240,447	1,213,915	1,236,212	1,231,807	1,210,041	1,211,615	1,233,783	1,238,645	1,271,208	1,265,157	1,270,607	1,271,598	1,271,075	1,281,073	1,289,639	1,292,830	1,285,180	1,277,463	1,315,130	1,346,401	1,357,166	1,354,046	1,367,980	1,357,337	1,374,296	1,382,705	1,406,582	1,425,659	1,441,850	1,424,814	1,439,916	1,434,275	1,447,250	1,466,004	1,464,239	1,470,304	1,478,674	1,497,913	1,502,330	1,519,864	1,531,288	1,536,473	1,546,793	1,552,458
C000213138
Account Value [Line Items]
Line Graph and Table Measure Name																									Class R6
Accumulated Value		5,000,000		4,976,540		4,955,678		5,036,852		5,111,953		5,144,951		5,164,729		5,223,211		5,257,477		5,283,430		5,302,219		5,313,569			5,336,745		5,364,737		5,389,149		5,402,228		5,422,192		5,445,416		5,467,804		5,484,079		5,490,039		5,494,932		5,512,634		5,516,121		5,528,136		5,538,890		5,532,245		5,538,952		5,538,480		5,550,346		5,552,805		5,580,300	5,593,033	5,598,836	5,581,745	5,579,566	5,551,929	5,649,288	5,703,865	5,736,773	5,773,805	5,792,030	5,821,008	5,841,767	5,861,670	5,873,529	5,896,783	5,915,655	5,946,616	5,985,638	5,969,885	5,403,718	5,541,082	5,640,268	5,760,552	5,830,819	5,902,394	5,920,633	5,963,075	6,125,203	6,196,494	6,262,073	6,301,865	6,340,154	6,366,206	6,390,764	6,412,661	6,424,968	6,434,121	6,453,359	6,448,111	6,416,829	6,441,883	6,391,994	6,338,652	6,280,823	6,223,059	6,217,891	6,085,235	6,197,514	6,180,232	6,067,300	6,079,884	6,187,145	6,216,845	6,380,691	6,350,828	6,378,699	6,379,669	6,377,498	6,432,913	6,476,382	6,492,891	6,454,977	6,416,726	6,606,395	6,763,874	6,813,757	6,803,273	6,869,000	6,816,034	6,906,461	6,944,316	7,064,787	7,161,137	7,247,360	7,162,230	7,233,569	7,210,987	7,276,924	7,371,615	7,358,237	7,394,201	7,431,704	7,529,259	7,557,111	7,645,805	7,703,752	7,730,320	7,777,518	7,811,658
C000014074
Account Value [Line Items]
Line Graph and Table Measure Name																									Class A with Maximum Sales Charge
Accumulated Value		10,000		9,757		9,724		9,782		9,864		9,902		10,045		10,013		10,040		9,969		9,868		9,482			9,634		9,650		9,698		9,739		9,805		9,958		9,942		9,994		10,059		10,017		10,035		10,008		10,116		9,995		9,968		10,002		9,971		10,065		10,057		10,073	10,082	10,041	9,972	10,070	10,170	10,238	10,292	10,443	10,483	10,629	10,668	10,753	10,943	10,861	10,852	10,863	10,893	11,109	11,266	10,881	10,750	11,098	11,125	11,298	11,223	11,216	11,173	11,326	11,369	11,405	11,193	11,229	11,314	11,343	11,367	11,464	11,426	11,327	11,303	11,388	11,390	11,086	11,022	10,697	10,407	10,516	10,393	10,635	10,417	10,069	10,005	10,434	10,457	10,742	10,495	10,706	10,687	10,577	10,657	10,687	10,564	10,292	10,169	10,784	11,031	11,015	11,021	11,012	10,902	10,872	11,051	11,159	11,252	11,361	11,178	11,360	11,213	11,242	11,375	11,168	11,124	11,071	11,153	11,100	11,197	11,459	11,624	11,662	11,684
C000160651
Account Value [Line Items]
Line Graph and Table Measure Name																									Class C
Accumulated Value		10,000		10,073		10,036		10,090		10,168		10,202		10,337		10,298		10,322		10,242		10,132		9,733			9,875		9,892		9,934		9,971		10,032		10,176		10,161		10,208		10,262		10,219		10,232		10,191		10,295		10,165		10,132		10,160		10,122		10,211		10,203		10,213	10,216	10,163	10,086	10,179	10,275	10,336	10,384	10,530	10,564	10,704	10,737	10,816	10,999	10,911	10,894	10,898	10,921	11,131	11,282	10,890	10,752	11,093	11,113	11,279	11,197	11,183	11,133	11,278	11,314	11,343	11,126	11,154	11,231	11,254	11,277	11,359	11,314	11,210	11,178	11,255	11,250	10,942	10,873	10,546	10,254	10,354	10,227	10,458	10,237	9,889	9,827	10,235	10,250	10,523	10,276	10,476	10,451	10,337	10,408	10,431	10,304	10,032	9,906	10,499	10,733	10,710	10,710	10,694	10,581	10,545	10,712	10,809	10,893	10,992	10,808	10,977	10,828	10,849	10,972	10,765	10,715	10,658	10,730	10,672	10,759	11,004	11,155	11,185	11,200
C000160653
Account Value [Line Items]
Line Graph and Table Measure Name																									Class I
Accumulated Value		1,000,000		1,008,094		1,005,004		1,011,288		1,020,026		1,024,337		1,039,385		1,036,403		1,039,464		1,032,428		1,022,199		983,281			998,650		1,000,604		1,006,437		1,010,368		1,017,476		1,033,653		1,032,336		1,038,146		1,045,221		1,041,828		1,043,875		1,040,606		1,052,044		1,039,722		1,037,140		1,040,883		1,038,547		1,048,515		1,047,910		1,050,439	1,051,647	1,047,612	1,039,905	1,051,062	1,061,669	1,068,922	1,074,857	1,090,917	1,095,426	1,110,813	1,115,197	1,124,310	1,144,320	1,136,041	1,135,981	1,136,658	1,140,043	1,162,844	1,179,512	1,139,588	1,126,082	1,162,751	1,166,470	1,184,086	1,177,224	1,176,000	1,171,800	1,188,003	1,193,503	1,196,846	1,174,867	1,179,621	1,188,719	1,192,062	1,194,771	1,204,531	1,200,779	1,190,668	1,188,323	1,197,480	1,198,022	1,166,304	1,160,582	1,125,990	1,095,810	1,107,432	1,094,030	1,120,393	1,097,718	1,060,668	1,054,922	1,100,244	1,102,844	1,133,105	1,107,352	1,129,805	1,128,080	1,116,739	1,125,403	1,128,799	1,116,021	1,087,629	1,074,126	1,139,999	1,166,281	1,164,803	1,165,653	1,164,944	1,153,654	1,150,682	1,169,111	1,181,463	1,191,608	1,203,363	1,184,276	1,203,790	1,188,500	1,191,832	1,206,163	1,183,718	1,179,244	1,174,708	1,183,676	1,178,302	1,188,012	1,216,857	1,234,565	1,238,863	1,241,592
C000241884
Account Value [Line Items]
Line Graph and Table Measure Name																									Class A with Maximum Sales Charge
Accumulated Value		9,475		8,922		9,024		9,708		9,645		9,887		9,876		10,155		10,244		10,209		9,946		10,657			10,938		11,011		11,327		11,399		11,467		11,399		11,648		11,760		11,603		12,075		12,180		12,594		12,620		12,970		12,498		12,653		12,698		13,359		13,515		13,771	14,221	14,204	12,959	13,315	11,995	13,157	13,871	13,841	14,398	13,829	14,749	14,991	14,698	14,722	14,716	15,187	15,368	15,255	13,996	11,548	12,813	13,534	13,617	14,293	14,845	14,206	14,519	16,121	17,337	17,149	18,158	18,776	19,486	19,512	19,532	19,629	19,688	18,933	19,903	19,323	20,610	19,152	19,678	19,537	18,102	17,665	16,511	17,917	17,037	15,639	17,133	17,732	17,088	18,546	18,414	18,275	18,313	17,546	18,624	19,190	18,577	17,461	16,584	18,104	19,386	19,066	19,979	20,705	19,386	19,956	19,737	20,720	21,165	21,290	20,775	22,945	21,373	21,965	21,273	20,456	19,697	20,648	20,873	20,648	21,465	20,764	20,289	20,389	20,182
C000241883
Account Value [Line Items]
Line Graph and Table Measure Name																									Class C
Accumulated Value		10,000		9,410		9,510		10,223		10,145		10,401		10,383		10,669		10,750		10,709		10,429		11,162			11,457		11,523		11,846		11,912		11,978		11,900		12,152		12,258		12,088		12,574		12,677		13,096		13,113		13,470		12,970		13,126		13,165		13,839		13,995		14,247	14,701	14,675	13,385	13,742	12,371	13,556	14,291	14,248	14,812	14,220	15,155	15,397	15,087	15,102	15,087	15,557	15,728	15,608	14,308	11,800	13,084	13,812	13,888	14,571	15,120	14,460	14,771	16,388	17,615	17,413	18,423	19,045	19,752	19,759	19,767	19,860	19,899	19,130	20,093	19,503	20,789	19,304	19,820	19,666	18,208	17,765	16,588	17,991	17,095	15,682	17,167	17,756	17,103	18,552	18,408	18,254	18,283	17,506	18,571	19,118	18,494	17,372	16,489	17,995	19,255	18,926	19,816	20,522	19,207	19,758	19,526	20,483	20,909	21,025	20,503	22,630	21,068	21,635	20,942	20,123	19,367	20,280	20,501	20,259	21,047	20,354	19,871	19,955	19,739
C000241882
Account Value [Line Items]
Line Graph and Table Measure Name																									Class I
Accumulated Value		1,000,000		941,473		952,573		1,024,723		1,018,163		1,044,400		1,043,271		1,073,300		1,082,620		1,078,996		1,051,555		1,126,629			1,156,900		1,164,986		1,198,410		1,206,496		1,214,044		1,207,036		1,233,451		1,245,650		1,229,289		1,279,464		1,290,917		1,335,093		1,337,733		1,375,839		1,325,609		1,342,352		1,347,548		1,417,986		1,434,729		1,461,865	1,510,363	1,508,630	1,376,993	1,414,521	1,275,193	1,398,760	1,475,284	1,472,148	1,531,109	1,471,521	1,569,999	1,595,716	1,564,718	1,567,884	1,567,884	1,617,909	1,637,385	1,625,600	1,492,043	1,231,476	1,366,342	1,443,596	1,452,762	1,525,432	1,584,461	1,516,433	1,550,117	1,721,838	1,851,964	1,832,399	1,940,346	2,007,138	2,082,701	2,086,074	2,088,773	2,099,567	2,106,314	2,026,029	2,129,927	2,069,207	2,207,280	2,051,580	2,108,060	2,093,558	1,940,147	1,893,590	1,769,946	1,921,830	1,827,188	1,677,594	1,838,637	1,903,512	1,834,067	1,992,163	1,976,992	1,962,619	1,967,410	1,885,967	2,001,744	2,062,427	1,996,953	1,877,184	1,783,764	1,948,247	2,086,643	2,052,093	2,150,921	2,229,663	2,087,446	2,149,314	2,126,817	2,232,877	2,281,085	2,295,548	2,240,108	2,473,921	2,305,299	2,369,645	2,295,862	2,208,351	2,126,846	2,228,942	2,254,680	2,229,800	2,319,884	2,244,385	2,192,908	2,204,062	2,182,664
EATON VANCE Index: MSCI Emerging Markets
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI Emerging Markets Index
Accumulated Value	10,000		10,380		11,026		10,347		10,076		9,685		10,460		10,869		10,364		10,857		11,126		11,176			11,239		11,682		11,717		11,906		12,701		12,136		11,700		11,684		11,893		11,951		12,026		12,184		12,704		13,468		13,730		13,906		14,901		15,524		15,153		15,606
EATON VANCE Index: MSCI Emerging Markets
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI Emerging Markets Index
Accumulated Value	10,000		10,380		11,026		10,347		10,076		9,685		10,460		10,869		10,364		10,857		11,126		11,176			11,239		11,682		11,717		11,906		12,701		12,136		11,700		11,684		11,893		11,951		12,026		12,184		12,704		13,468		13,730		13,906		14,901		15,524		15,153		15,606
EATON VANCE Index: MSCI Emerging Markets
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI Emerging Markets Index
Accumulated Value	1,000,000		1,037,970						1,007,607						1,086,853						1,112,593							1,168,213						1,270,110						1,168,412						1,202,618						1,346,788						1,490,127						1,560,602
EATON VANCE Index: MSCI Emerging Markets
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI Emerging Markets Index
Accumulated Value	$ 5,000,000		$ 5,189,849		$ 5,512,924		$ 5,173,327		$ 5,038,033		$ 4,842,281		$ 5,229,809		$ 5,434,265		$ 5,181,932		$ 5,428,449		$ 5,562,964		$ 5,587,854			$ 5,619,415		$ 5,841,065		$ 5,858,449		$ 5,953,036		$ 6,350,550		$ 6,068,121		$ 5,850,092		$ 5,842,058		$ 5,946,457		$ 5,975,266		$ 6,013,091		$ 6,092,110		$ 6,352,014		$ 6,733,942		$ 6,865,179		$ 6,953,237		$ 7,450,634		$ 7,762,002		$ 7,576,375		$ 7,803,008
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Universal Index
Accumulated Value		10,000		10,110		10,182		10,307		10,377		10,385		10,568		10,655		10,667		10,669		10,598		10,360			10,391		10,428		10,508		10,505		10,592		10,674		10,664		10,718		10,810		10,772		10,785		10,769		10,816		10,712		10,610		10,664		10,593		10,651		10,635		10,657	10,710	10,664	10,575	10,622	10,789	10,937	10,949	11,147	11,163	11,334	11,494	11,528	11,789	11,738	11,776	11,773	11,791	12,003	12,182	11,944	12,184	12,297	12,400	12,618	12,545	12,522	12,478	12,640	12,684	12,604	12,442	12,297	12,400	12,448	12,538	12,664	12,656	12,548	12,538	12,553	12,544	12,269	12,102	11,777	11,338	11,400	11,173	11,453	11,156	10,675	10,558	10,952	10,914	11,253	10,977	11,234	11,303	11,185	11,168	11,179	11,112	10,847	10,684	11,165	11,588	11,560	11,422	11,534	11,264	11,451	11,556	11,818	11,992	12,157	11,881	12,006	11,824	11,896	12,142	12,139	12,182	12,120	12,309	12,291	12,439	12,571	12,654	12,730	12,721
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Universal Index
Accumulated Value		10,000		10,110		10,182		10,307		10,377		10,385		10,568		10,655		10,667		10,669		10,598		10,360			10,391		10,428		10,508		10,505		10,592		10,674		10,664		10,718		10,810		10,772		10,785		10,769		10,816		10,712		10,610		10,664		10,593		10,651		10,635		10,657	10,710	10,664	10,575	10,622	10,789	10,937	10,949	11,147	11,163	11,334	11,494	11,528	11,789	11,738	11,776	11,773	11,791	12,003	12,182	11,944	12,184	12,297	12,400	12,618	12,545	12,522	12,478	12,640	12,684	12,604	12,442	12,297	12,400	12,448	12,538	12,664	12,656	12,548	12,538	12,553	12,544	12,269	12,102	11,777	11,338	11,400	11,173	11,453	11,156	10,675	10,558	10,952	10,914	11,253	10,977	11,234	11,303	11,185	11,168	11,179	11,112	10,847	10,684	11,165	11,588	11,560	11,422	11,534	11,264	11,451	11,556	11,818	11,992	12,157	11,881	12,006	11,824	11,896	12,142	12,139	12,182	12,120	12,309	12,291	12,439	12,571	12,654	12,730	12,721
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Universal Index
Accumulated Value		1,000,000		1,011,039		1,018,221		1,030,700		1,037,722		1,038,533		1,056,816		1,065,524		1,066,674		1,066,927		1,059,849		1,036,026			1,039,104		1,042,770		1,050,816		1,050,464		1,059,180		1,067,352		1,066,447		1,071,759		1,081,005		1,077,201		1,078,494		1,076,862		1,081,610		1,071,201		1,061,044		1,066,396		1,059,280		1,065,057		1,063,512		1,065,738	1,070,989	1,066,399	1,057,479	1,062,235	1,078,854	1,093,729	1,094,921	1,114,693	1,116,253	1,133,352	1,149,383	1,152,804	1,178,889	1,173,782	1,177,574	1,177,339	1,179,093	1,200,255	1,218,227	1,194,431	1,218,357	1,229,736	1,239,997	1,261,779	1,254,503	1,252,242	1,247,766	1,264,049	1,268,414	1,260,441	1,244,178	1,229,699	1,240,039	1,244,769	1,253,843	1,266,434	1,265,588	1,254,781	1,253,755	1,255,270	1,254,423	1,226,921	1,210,193	1,177,725	1,133,799	1,140,037	1,117,257	1,145,347	1,115,572	1,067,509	1,055,796	1,095,163	1,091,443	1,125,300	1,097,650	1,123,400	1,130,262	1,118,544	1,116,806	1,117,916	1,111,184	1,084,688	1,068,376	1,116,458	1,158,821	1,156,048	1,142,187	1,153,402	1,126,449	1,145,121	1,155,589	1,181,818	1,199,216	1,215,664	1,188,053	1,200,578	1,182,446	1,189,571	1,214,166	1,213,876	1,218,164	1,211,985	1,230,868	1,229,111	1,243,874	1,257,054	1,265,355	1,272,986	1,272,105
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Universal Index
Accumulated Value		5,000,000		5,055,195		5,091,105		5,153,498		5,188,610		5,192,663		5,284,079		5,327,621		5,333,368		5,334,636		5,299,245		5,180,132			5,195,521		5,213,851		5,254,080		5,252,319		5,295,899		5,336,759		5,332,234		5,358,794		5,405,027		5,386,005		5,392,472		5,384,312		5,408,048		5,356,007		5,305,221		5,331,979		5,296,402		5,325,285		5,317,562		5,328,690	5,354,943	5,331,997	5,287,393	5,311,173	5,394,269	5,468,645	5,474,605	5,573,464	5,581,265	5,666,762	5,746,914	5,764,021	5,894,445	5,868,908	5,887,870	5,886,693	5,895,465	6,001,276	6,091,134	5,972,153	6,091,783	6,148,680	6,199,984	6,308,893	6,272,513	6,261,209	6,238,830	6,320,243	6,342,068	6,302,205	6,220,888	6,148,493	6,200,195	6,223,844	6,269,217	6,332,168	6,327,941	6,273,903	6,268,776	6,276,348	6,272,116	6,134,605	6,050,966	5,888,626	5,668,995	5,700,187	5,586,283	5,726,734	5,577,860	5,337,544	5,278,979	5,475,814	5,457,215	5,626,500	5,488,248	5,616,998	5,651,311	5,592,720	5,584,028	5,589,579	5,555,919	5,423,438	5,341,879	5,582,290	5,794,105	5,780,239	5,710,937	5,767,009	5,632,243	5,725,605	5,777,946	5,909,092	5,996,080	6,078,319	5,940,264	6,002,890	5,912,228	5,947,855	6,070,831	6,069,382	6,090,818	6,059,927	6,154,339	6,145,554	6,219,372	6,285,268	6,326,774	6,364,929	6,360,523
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000		9,436		9,433		10,097		10,159		10,341		10,362		10,774		10,801		10,818		10,584		11,058			11,274		11,486		11,913		11,921		12,047		12,171		12,280		12,512		12,536		12,842		13,122		13,521		13,656		14,375		13,846		13,568		13,619		14,004		14,095		14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,875	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000		9,436		9,433		10,097		10,159		10,341		10,362		10,774		10,801		10,818		10,584		11,058			11,274		11,486		11,913		11,921		12,047		12,171		12,280		12,512		12,536		12,842		13,122		13,521		13,656		14,375		13,846		13,568		13,619		14,004		14,095		14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,875	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		1,000,000		943,575		943,271		1,009,683		1,015,940		1,034,116		1,036,242		1,077,368		1,080,116		1,081,814		1,058,408		1,105,774			1,127,351		1,148,570		1,191,287		1,192,098		1,204,734		1,217,063		1,228,046		1,251,201		1,253,612		1,284,185		1,312,208		1,352,054		1,365,567		1,437,547		1,384,560		1,356,766		1,361,923		1,400,370		1,409,528		1,456,305	1,507,447	1,509,942	1,398,761	1,426,776	1,293,987	1,405,055	1,454,470	1,475,708	1,534,635	1,435,326	1,536,139	1,558,974	1,527,193	1,553,997	1,587,450	1,647,792	1,695,370	1,693,518	1,554,864	1,341,042	1,518,650	1,599,865	1,636,441	1,729,364	1,854,647	1,787,117	1,748,545	1,961,261	2,049,495	2,040,379	2,104,155	2,179,574	2,291,930	2,302,392	2,359,167	2,399,062	2,467,478	2,356,767	2,516,142	2,477,843	2,575,418	2,423,890	2,362,834	2,439,475	2,220,551	2,217,574	2,032,055	2,222,698	2,139,748	1,941,331	2,100,532	2,210,172	2,080,759	2,224,067	2,172,084	2,230,164	2,253,925	2,262,694	2,417,203	2,503,852	2,455,518	2,338,552	2,276,560	2,488,845	2,620,858	2,649,904	2,793,345	2,883,451	2,756,574	2,886,814	2,976,182	3,031,507	3,097,499	3,161,573	3,138,356	3,347,132	3,244,826	3,347,260	3,283,113	3,091,607	3,070,866	3,265,516	3,431,413	3,506,982	3,588,140	3,711,972	3,791,527	3,801,940	3,801,166
EATON VANCE Index: ICE BofA US 3M Trsy Bill TR USD
Account Value [Line Items]
Line Graph and Table Measure Name																									ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value		10,000		10,000		10,003		10,007		10,010		10,011		10,015		10,017		10,019		10,024		10,027		10,028			10,033		10,037		10,041		10,043		10,050		10,055		10,063		10,072		10,081		10,090		10,099		10,107		10,119		10,131		10,140		10,154		10,168		10,183		10,200		10,216	10,235	10,251	10,268	10,289	10,308	10,329	10,347	10,370	10,390	10,413	10,436	10,455	10,477	10,495	10,515	10,528	10,543	10,557	10,573	10,604	10,605	10,605	10,606	10,608	10,609	10,610	10,612	10,612	10,614	10,615	10,616	10,616	10,616	10,617	10,616	10,617	10,617	10,618	10,617	10,618	10,619	10,618	10,620	10,623	10,625	10,632	10,634	10,640	10,657	10,683	10,700	10,735	10,773	10,807	10,842	10,889	10,923	10,966	11,016	11,060	11,110	11,161	11,211	11,261	11,314	11,362	11,409	11,460	11,509	11,564	11,611	11,663	11,719	11,770	11,815	11,860	11,908	11,952	11,990	12,030	12,071	12,115	12,155	12,197	12,245	12,286	12,328	12,362	12,405
EATON VANCE Index: ICE BofA US 3M Trsy Bill TR USD
Account Value [Line Items]
Line Graph and Table Measure Name																									ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value		10,000		10,000		10,003		10,007		10,010		10,011		10,015		10,017		10,019		10,024		10,027		10,028			10,033		10,037		10,041		10,043		10,050		10,055		10,063		10,072		10,081		10,090		10,099		10,107		10,119		10,131		10,140		10,154		10,168		10,183		10,200		10,216	10,235	10,251	10,268	10,289	10,308	10,329	10,347	10,370	10,390	10,413	10,436	10,455	10,477	10,495	10,515	10,528	10,543	10,557	10,573	10,604	10,605	10,605	10,606	10,608	10,609	10,610	10,612	10,612	10,614	10,615	10,616	10,616	10,616	10,617	10,616	10,617	10,617	10,618	10,617	10,618	10,619	10,618	10,620	10,623	10,625	10,632	10,634	10,640	10,657	10,683	10,700	10,735	10,773	10,807	10,842	10,889	10,923	10,966	11,016	11,060	11,110	11,161	11,211	11,261	11,314	11,362	11,409	11,460	11,509	11,564	11,611	11,663	11,719	11,770	11,815	11,860	11,908	11,952	11,990	12,030	12,071	12,115	12,155	12,197	12,245	12,286	12,328	12,362	12,405
EATON VANCE Index: ICE BofA US 3M Trsy Bill TR USD
Account Value [Line Items]
Line Graph and Table Measure Name																									ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value		1,000,000		1,000,030		1,000,274		1,000,732		1,001,001		1,001,080		1,001,456		1,001,746		1,001,925		1,002,419		1,002,669		1,002,845			1,003,271		1,003,714		1,004,130		1,004,304		1,004,978		1,005,485		1,006,332		1,007,188		1,008,132		1,008,995		1,009,897		1,010,736		1,011,859		1,013,068		1,014,025		1,015,447		1,016,775		1,018,327		1,020,040		1,021,638	1,023,480	1,025,053	1,026,825	1,028,932	1,030,826	1,032,858	1,034,697	1,037,007	1,038,958	1,041,329	1,043,633	1,045,525	1,047,670	1,049,501	1,051,519	1,052,831	1,054,334	1,055,742	1,057,303	1,060,391	1,060,474	1,060,491	1,060,628	1,060,838	1,060,919	1,061,045	1,061,155	1,061,249	1,061,367	1,061,467	1,061,557	1,061,633	1,061,649	1,061,671	1,061,632	1,061,686	1,061,728	1,061,786	1,061,742	1,061,813	1,061,889	1,061,841	1,061,977	1,062,304	1,062,454	1,063,186	1,063,417	1,063,962	1,065,680	1,068,332	1,070,008	1,073,459	1,077,344	1,080,718	1,084,245	1,088,909	1,092,336	1,096,615	1,101,633	1,106,020	1,111,014	1,116,105	1,121,090	1,126,123	1,131,372	1,136,207	1,140,862	1,145,985	1,150,902	1,156,425	1,161,141	1,166,342	1,171,921	1,177,005	1,181,476	1,185,990	1,190,786	1,195,169	1,198,965	1,202,968	1,207,107	1,211,495	1,215,479	1,219,674	1,224,467	1,228,567	1,232,810	1,236,226	1,240,534
EATON VANCE Index: ICE BofA US 3M Trsy Bill TR USD
Account Value [Line Items]
Line Graph and Table Measure Name																									ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value		5,000,000		5,000,152		5,001,370		5,003,659		5,005,007		5,005,398		5,007,282		5,008,731		5,009,623		5,012,094		5,013,347		5,014,224			5,016,354		5,018,572		5,020,651		5,021,521		5,024,890		5,027,426		5,031,658		5,035,940		5,040,658		5,044,976		5,049,483		5,053,679		5,059,294		5,065,338		5,070,127		5,077,236		5,083,873		5,091,634		5,100,198		5,108,191	5,117,401	5,125,262	5,134,124	5,144,660	5,154,131	5,164,290	5,173,485	5,185,035	5,194,788	5,206,643	5,218,164	5,227,627	5,238,352	5,247,503	5,257,597	5,264,155	5,271,669	5,278,712	5,286,516	5,301,957	5,302,370	5,302,457	5,303,139	5,304,189	5,304,595	5,305,225	5,305,776	5,306,247	5,306,834	5,307,334	5,307,783	5,308,167	5,308,247	5,308,356	5,308,160	5,308,428	5,308,638	5,308,928	5,308,711	5,309,066	5,309,443	5,309,204	5,309,885	5,311,522	5,312,269	5,315,928	5,317,087	5,319,812	5,328,398	5,341,659	5,350,042	5,367,295	5,386,722	5,403,591	5,421,227	5,444,545	5,461,682	5,483,073	5,508,166	5,530,099	5,555,069	5,580,525	5,605,451	5,630,617	5,656,862	5,681,035	5,704,309	5,729,924	5,754,510	5,782,124	5,805,703	5,831,709	5,859,606	5,885,025	5,907,380	5,929,951	5,953,928	5,975,847	5,994,825	6,014,838	6,035,533	6,057,474	6,077,394	6,098,371	6,122,334	6,142,833	6,164,049	6,181,128	6,202,671
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg Municipal Bond Index
Accumulated Value		10,000		10,119		10,135		10,167		10,242		10,270		10,433		10,440		10,454		10,401		10,292		9,908			10,025		10,091		10,161		10,183		10,257		10,420		10,382		10,466		10,546		10,492		10,518		10,462		10,571		10,447		10,415		10,454		10,416		10,536		10,545		10,570	10,597	10,529	10,464	10,580	10,707	10,787	10,845	11,017	11,058	11,211	11,252	11,343	11,522	11,429	11,450	11,478	11,513	11,720	11,871	11,441	11,297	11,656	11,752	11,950	11,894	11,897	11,861	12,040	12,113	12,191	11,997	12,071	12,172	12,208	12,242	12,344	12,298	12,209	12,174	12,277	12,297	11,961	11,918	11,531	11,212	11,379	11,193	11,488	11,237	10,805	10,715	11,217	11,249	11,572	11,310	11,561	11,535	11,435	11,549	11,595	11,428	11,093	10,999	11,697	11,969	11,908	11,923	11,923	11,775	11,740	11,920	12,029	12,124	12,244	12,065	12,274	12,095	12,156	12,276	12,068	11,971	11,978	12,053	12,029	12,133	12,414	12,568	12,597	12,608
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg Municipal Bond Index
Accumulated Value		10,000		10,119		10,135		10,167		10,242		10,270		10,433		10,440		10,454		10,401		10,292		9,908			10,025		10,091		10,161		10,183		10,257		10,420		10,382		10,466		10,546		10,492		10,518		10,462		10,571		10,447		10,415		10,454		10,416		10,536		10,545		10,570	10,597	10,529	10,464	10,580	10,707	10,787	10,845	11,017	11,058	11,211	11,252	11,343	11,522	11,429	11,450	11,478	11,513	11,720	11,871	11,441	11,297	11,656	11,752	11,950	11,894	11,897	11,861	12,040	12,113	12,191	11,997	12,071	12,172	12,208	12,242	12,344	12,298	12,209	12,174	12,277	12,297	11,961	11,918	11,531	11,212	11,379	11,193	11,488	11,237	10,805	10,715	11,217	11,249	11,572	11,310	11,561	11,535	11,435	11,549	11,595	11,428	11,093	10,999	11,697	11,969	11,908	11,923	11,923	11,775	11,740	11,920	12,029	12,124	12,244	12,065	12,274	12,095	12,156	12,276	12,068	11,971	11,978	12,053	12,029	12,133	12,414	12,568	12,597	12,608
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg Municipal Bond Index
Accumulated Value		1,000,000		1,011,932		1,013,524		1,016,734		1,024,210		1,026,980		1,043,318		1,043,955		1,045,364		1,040,146		1,029,234		990,848			1,002,481		1,009,090		1,016,097		1,018,303		1,025,692		1,041,970		1,038,233		1,046,633		1,054,598		1,049,236		1,051,797		1,046,165		1,057,100		1,044,655		1,041,533		1,045,378		1,041,647		1,053,575		1,054,474		1,057,033	1,059,748	1,052,887	1,046,403	1,057,985	1,070,652	1,078,746	1,084,522	1,101,665	1,105,806	1,121,051	1,125,190	1,134,258	1,152,150	1,142,914	1,144,962	1,147,826	1,151,330	1,172,016	1,187,129	1,144,069	1,129,710	1,165,648	1,175,242	1,195,035	1,189,428	1,189,681	1,186,107	1,204,006	1,211,341	1,219,060	1,199,691	1,207,089	1,217,214	1,220,846	1,224,198	1,234,351	1,229,821	1,220,946	1,217,376	1,227,739	1,229,720	1,196,059	1,191,774	1,153,140	1,121,245	1,137,901	1,119,264	1,148,837	1,123,659	1,080,532	1,071,546	1,121,666	1,124,877	1,157,189	1,131,023	1,156,117	1,153,476	1,143,481	1,154,935	1,159,504	1,142,811	1,109,317	1,099,877	1,169,699	1,196,885	1,190,772	1,192,301	1,192,264	1,177,498	1,174,044	1,192,039	1,202,904	1,212,391	1,224,374	1,206,521	1,227,363	1,209,494	1,215,556	1,227,608	1,206,803	1,197,081	1,197,849	1,205,307	1,202,872	1,213,327	1,241,426	1,256,823	1,259,706	1,260,840
EATON VANCE Index: Russell 2500™Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 2500™ Index
Accumulated Value		10,000		9,203		9,267		10,039		10,187		10,402		10,398		10,940		11,027		11,080		10,631		11,535			11,759		11,922		12,209		12,201		12,295		12,157		12,461		12,590		12,486		13,052		13,254		13,690		13,736		14,155		13,573		13,703		13,735		14,381		14,485		14,765	15,399	15,165	13,626	13,883	12,362	13,785	14,436	14,317	14,819	13,765	14,741	14,894	14,299	14,552	14,831	15,467	15,794	15,474	14,176	11,100	12,715	13,654	14,049	14,608	15,270	14,875	15,144	17,611	18,952	19,416	20,683	21,023	21,863	21,908	22,167	21,779	22,273	21,573	22,631	21,687	22,398	20,534	20,765	21,095	19,298	19,363	17,513	19,325	18,811	17,019	18,652	19,440	18,284	20,112	19,640	18,903	18,657	18,330	19,891	20,880	20,060	18,940	17,790	19,391	21,469	20,908	22,045	22,955	21,417	22,308	21,973	23,606	23,545	23,896	23,674	26,004	24,044	24,897	23,728	22,241	21,782	23,085	24,150	24,617	25,909	26,324	26,500	26,885	26,907
EATON VANCE Index: Russell 2500™Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 2500™ Index
Accumulated Value		10,000		9,203		9,267		10,039		10,187		10,402		10,398		10,940		11,027		11,080		10,631		11,535			11,759		11,922		12,209		12,201		12,295		12,157		12,461		12,590		12,486		13,052		13,254		13,690		13,736		14,155		13,573		13,703		13,735		14,381		14,485		14,765	15,399	15,165	13,626	13,883	12,362	13,785	14,436	14,317	14,819	13,765	14,741	14,894	14,299	14,552	14,831	15,467	15,794	15,474	14,176	11,100	12,715	13,654	14,049	14,608	15,270	14,875	15,144	17,611	18,952	19,416	20,683	21,023	21,863	21,908	22,167	21,779	22,273	21,573	22,631	21,687	22,398	20,534	20,765	21,095	19,298	19,363	17,513	19,325	18,811	17,019	18,652	19,440	18,284	20,112	19,640	18,903	18,657	18,330	19,891	20,880	20,060	18,940	17,790	19,391	21,469	20,908	22,045	22,955	21,417	22,308	21,973	23,606	23,545	23,896	23,674	26,004	24,044	24,897	23,728	22,241	21,782	23,085	24,150	24,617	25,909	26,324	26,500	26,885	26,907
EATON VANCE Index: Russell 2500™Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 2500™ Index
Accumulated Value		$ 1,000,000		$ 920,263		$ 926,728		$ 1,003,927		$ 1,018,733		$ 1,040,211		$ 1,039,794		$ 1,094,022		$ 1,102,746		$ 1,108,033		$ 1,063,060		$ 1,153,495			$ 1,175,890		$ 1,192,207		$ 1,220,928		$ 1,220,061		$ 1,229,474		$ 1,215,729		$ 1,246,103		$ 1,259,007		$ 1,248,559		$ 1,305,186		$ 1,325,416		$ 1,368,958		$ 1,373,565		$ 1,415,457		$ 1,357,251		$ 1,370,279		$ 1,373,525		$ 1,438,113		$ 1,448,505		$ 1,476,531	$ 1,539,863	$ 1,516,533	$ 1,362,569	$ 1,388,304	$ 1,236,179	$ 1,378,499	$ 1,443,603	$ 1,431,713	$ 1,481,882	$ 1,376,451	$ 1,474,104	$ 1,489,438	$ 1,429,854	$ 1,455,202	$ 1,483,060	$ 1,546,712	$ 1,579,418	$ 1,547,350	$ 1,417,602	$ 1,109,987	$ 1,271,501	$ 1,365,418	$ 1,404,852	$ 1,460,832	$ 1,526,972	$ 1,487,492	$ 1,514,430	$ 1,761,137	$ 1,895,195	$ 1,941,635	$ 2,068,303	$ 2,102,321	$ 2,186,309	$ 2,190,837	$ 2,216,732	$ 2,177,903	$ 2,227,340	$ 2,157,285	$ 2,263,062	$ 2,168,652	$ 2,239,782	$ 2,053,354	$ 2,076,480	$ 2,109,495	$ 1,929,761	$ 1,936,276	$ 1,751,281	$ 1,932,482	$ 1,881,115	$ 1,701,937	$ 1,865,225	$ 1,943,969	$ 1,828,351	$ 2,011,159	$ 1,963,958	$ 1,890,338	$ 1,865,677	$ 1,832,964	$ 1,989,107	$ 2,087,999	$ 2,006,019	$ 1,893,987	$ 1,778,951	$ 1,939,091	$ 2,146,910	$ 2,090,756	$ 2,204,484	$ 2,295,465	$ 2,141,686	$ 2,230,772	$ 2,197,343	$ 2,360,595	$ 2,354,527	$ 2,389,581	$ 2,367,410	$ 2,600,404	$ 2,404,432	$ 2,489,664	$ 2,372,798	$ 2,224,068	$ 2,178,158	$ 2,308,527	$ 2,415,017	$ 2,461,690	$ 2,590,878	$ 2,632,367	$ 2,650,019	$ 2,688,483	$ 2,690,737